Supplementary Financial Statement Information (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income basic earnings per share - income available to shareholders	$ 38,820	$ 32,365	$ 10,352
Amount for diluted earnings per share - income available to shareholders	$ 37,457	$ 33,376	$ 10,085
Denominator:
Basic earnings per share - weighted average shares outstanding	15,190	14,740	14,437
Effect of dilutive securities	151	831	295
Diluted earnings per share - adjusted weighted average shares outstanding	15,341	15,571	14,732
Basic net earnings per share	$ 2.56	$ 2.2	$ 0.72
Diluted net earnings per share	$ 2.44	$ 2.14	$ 0.68